VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS	VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS
Through its investment activities, the Company regularly invests in various entities including limited partnerships (“LPs”) and limited liability companies (“LLCs”) and frequently participates in the design with their sponsors, but in most cases, its involvement is limited to financing. Some of these entities have been determined to be VIEs. In certain instances, in addition to an economic interest in the entity, the Company holds the power to direct the most significant activities of the entity and is deemed the primary beneficiary. The Company consolidates all VIEs for which it is the primary beneficiary. The assets of consolidated VIEs are restricted and must first be used to settle their liabilities. Creditors or beneficial interest holders of these VIEs have no recourse to the general credit of the Company, as its obligation is limited to the amount of its committed investment. The Company has not provided financial or other support to these consolidated VIEs in the form of liquidity arrangements, guarantees or other commitments to third parties that may affect the fair value or risk of its variable interest in these VIEs as of December 31, 2025 and 2024.
In addition to investment activities, certain of the Company’s subsidiaries are deemed VIEs. The Company is the primary beneficiary and consolidates these entities in the same manner as other entities in which the Company has a controlling financial interest by holding a majority voting interest.
Consolidated Variable Interest Entities
The assets and liabilities relating to the consolidated VIEs from the Company’s investment activities included in the financial statements are as follows:

AS OF DEC. 31 US$ MILLIONS	2025	2024
Available-for-sale fixed maturity securities	$74	$127
Equity securities	5,728	576
Mortgage loans on real estate, net of allowance	248	189
Private loans, net of allowance	1,980	1,384
Investment real estate	2,660	1,798
Real estate partnerships	3,780	2,885
Investment funds	7,997	4,804
Other invested assets	326	144
Cash and cash equivalents	320	218
Other assets	462	404
Total assets of consolidated VIEs	$23,575	$12,529
Notes payable	205	189
Other liabilities	768	363
Total liabilities of consolidated VIEs	$973	$552
Unconsolidated Variable Interest Entities
For certain of the Company’s investments in various entities that are determined to be VIEs, the Company is not the primary beneficiary as it does not take an active role in the management of these investments. Such investments are reported in certain investment line items on the statements of financial position, including “Available-for-sale fixed maturity securities, at fair value” and “Investment funds”. In some instances, a consolidated VIE involves one or more underlying entities for which the Company is not the primary beneficiary because it does not have the power to direct the most significant activities of these entities. These unconsolidated VIEs that are part of consolidated VIEs are reported primarily in “Real estate partnerships” on the statements of financial position. Creditors or beneficial interest holders of the unconsolidated VIEs have no recourse to the general credit of the Company, as its obligation is limited to the amount of its committed investment. The Company has not provided financial or other support to these unconsolidated VIEs in the form of liquidity arrangements, guarantees or other commitments to third-parties that may affect the fair value or risk of its variable interest in these VIEs as of December 31, 2025 and 2024.
The carrying amount and maximum exposure to loss relating to these unconsolidated VIEs are as follows:

AS OF DEC. 31 US$ MILLIONS	2025		2024
	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
Available-for-sale fixed maturity securities	$1,296	$1,604	$2,142	$3,003
Equity securities	253	253	466	466
Mortgage loans on real estate, net of allowance	414	414	716	731
Private loans, net of allowance	368	368	—	—
Real estate partnerships	3,570	3,642	2,548	2,579
Investment funds	6,489	8,994	1,989	2,153
Short-term investments	—	—	99	99
Other invested assets	316	316	173	189
Total	$12,706	$15,591	$8,133	$9,220
Equity Method Investments
Our investments in investment funds, real estate partnerships and other partnerships, of which substantially all are LPs or LLCs, are accounted for using the equity method of accounting, except for certain investments that are fair valued due to the application of fair value option under ASC 825 or the consolidation of investment company VIEs under ASC 946. Fair value of certain investments are estimated using NAV as a practical expedient.
The Company’s investments that would require the use of the equity method of accounting, absent the election of the fair value option under ASC 825, were $13.3 billion and $9.4 billion as of December 31, 2025 and 2024, respectively. Balance as of December 31, 2025 includes partial interests in Brookfield real estate investments totaling $6.0 billion (2024 – $4.5 billion) and $1.0 billion of common stock of Brookfield Business Partners L.P. (“BBU”) for which a quoted market price is available (2024 – $901 million). The aggregate value of our interest in BBU based on the quoted market price as of December 31, 2025 was $1.5 billion (2024 – $1.0 billion). These equity method investments are primarily recorded as “Real estate partnerships” or “Investment funds” on the statements of financial position.
We generally recognize our share of earnings in our equity method investments within “Net investment income”. For the years ended December 31, 2025, 2024 and 2023, net investment income for Real estate partnerships and Investment funds in Note 10 principally represent our share of earnings in our equity method investments, including fair value changes from investments under ASC 825.
The following aggregated summarized financial data reflects the latest available financial information, inclusive of investments to which we would have applied the equity method had we not elected the fair value option under ASC 825, and does not represent the Company’s pro rata share of the assets, liabilities or earnings of such entities. Aggregated total assets of these entities totaled $303.4 billion and $208.6 billion as of December 31, 2025 and 2024, respectively. Aggregate net income of these entities totaled $13.6 billion, $5.1 billion and $2.0 billion for the years ended December 31, 2025, 2024 and 2023 respectively. Aggregate net income from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income (loss) and realized and unrealized investment gains (losses), from investment funds, investment real estate, real estate partnerships and other invested assets.